26. Share-Based Payment (Details - Option activity)	1 Months Ended	12 Months Ended
	May 31, 2017 shares	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2016 USD ($) shares $ / shares	Dec. 31, 2015 USD ($) shares $ / shares	Dec. 31, 2014 USD ($) shares $ / shares
Number of share options outstanding [Roll Forward]
Exercised	2,900
Employee Stock Option [Member]
Number of share options outstanding [Roll Forward]
Beginning balance		484,250	202,500	77,000
Granted			313,000	125,500
Exercised		(2,900)	0	0
Cancelled		(7,500)	(31,250)	0
Ending balance		473,850	484,250	202,500	77,000
Weighted average exercise price per share [Roll Forward]
Beginning balance | $ / shares		1.132	2.759	0.669
Ending balance | $ / shares		1.132	1.132	2.759	0.669
Weighted average remaining contractual term [Roll Forward]
Weighted average remained contractual term (in years)		3 years 10 months 6 days	4 years 8 months 8 days	5 years	4 years 4 months 24 days
Aggregate intrinsic value [Roll Forward]
Beginning balance | $		$ 743,564	$ 413,693	$ 67,414
Granted | $			329,871	346,280
Exercised | $		0	0	0
Cancelled | $		(2,400)	0	0
Ending balance | $		$ 741,164	$ 743,564	$ 413,693	$ 67,414